Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value of Financial Assets
Assets and liabilities recorded at fair value on a recurring basis in the condensed balance sheets, as well as assets and liabilities measured at fair value on a non-recurring
basis or disclosed at fair value, are categorized based upon the level of judgment associated with inputs used to measure their fair values. The accounting guidance for fair value provides a framework for measuring fair value and requires certain disclosures about how fair value is determined. Fair value is defined as the price that would be received upon the sale of an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date.
The accounting guidance also establishes a three-level valuation hierarchy that prioritizes the inputs to valuation techniques used to measure fair value based upon whether such inputs are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions made by the reporting entity. The three-level hierarchy for the inputs to valuation techniques is briefly summarized as follows:
Level
 1 —
Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level
 2 —
Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and
Level
 3 —
Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.
Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. An assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability. Changes in the ability to observe valuation inputs may result in a reclassification of levels of certain securities within the fair value hierarchy. The Company recognizes transfers into and out of levels within the fair value hierarchy in the period in which the actual event or change in circumstances that caused the transfer occurs.
As of September 30, 2023 and December 31, 2022, Level 1 securities consist of U.S. Treasury and money market funds, for which the carrying amounts are based on the quoted market prices in active markets.
As of September 30, 2023 and December 31, 2022, Level 2 securities consist of highly rated commercial paper, U.S. agency securities, and asset-backed securities, for which fair value is determined through the use of models or other valuation methodologies.
During the periods presented, the Company did not have any Level 3 securities.
The following tables set forth the financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy as of September 30, 2023 and December 31, 2022 (in thousands):

	September 30, 2023
	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds (1)	$182,988	$182,988	$—	$—
Commercial paper (1)	—	—	—	—
Total cash equivalents	182,988	182,988	—	—

Marketable securities:
U.S. treasuries(2)	4,456	4,456	—	—
Commercial paper(2)	7,937	—	7,937	—
U.S. agency securities(2)	36,626	—	36,626	—
Asset-backed securities(2)	1,979	—	1,979	—

Total marketable securities	50,998	4,456	46,542	—

Total cash equivalents and marketable securities	$233,986	$187,444	$46,542	$—

	December 31, 2022
	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds (1)	$45,739	$45,739	$—	$—
Commercial paper (1)	1,991	—	1,991	—

Total cash equivalents	47,730	45,739	1,991	—
Marketable securities:
U.S. treasuries(2)	65,391	65,391	—	—
Commercial paper(2)	115,061	—	115,061	—
U.S. agency securities(2)	53,455	—	53,455	—
Asset-backed securities(2)	1,914	—	1,914	—

Total marketable securities	235,821	65,391	170,430	—

Total cash equivalents and marketable securities	$283,551	$111,130	$172,421	$—

(1)
Included within cash and cash equivalents on the condensed balance sheets.
(2)
Included within investments in marketable securities, current and investments in marketable securities, non-current
on the condensed balance sheets.

3. Fair Value Measurements
Assets and liabilities recorded at fair value on a recurring basis in the balance sheets, as well as assets and liabilities measured at fair value on a non-recurring
basis or disclosed at fair value, are categorized based upon the level of judgment associated with inputs used to measure their fair values. The accounting guidance for fair value provides a framework for measuring fair value and requires certain disclosures about how fair value is determined. Fair value is defined as the price that would be received upon the sale of an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date.
The accounting guidance also establishes a three-level valuation hierarchy that prioritizes the inputs to valuation techniques used to measure fair value based upon whether such inputs are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions made by the reporting entity. The three-level hierarchy for the inputs to valuation techniques is briefly summarized as follows:
Level
 1
— Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;
Level
 2
— Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

Level
 3
—
Unobservable inputs that are significant to the measurement of the fair value of the assets or liabilities that are supported by little or no market data.
Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. An assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability. Changes in the ability to observe valuation inputs may result in a reclassification of levels of certain securities within the fair value hierarchy. The Company recognizes transfers into and out of levels within the fair value hierarchy in the period in which the actual event or change in circumstances that caused the transfer occurs.
As of December 31, 2022 and 2021, Level 1 securities consist of U.S. Treasury and money market funds, for which the carrying amounts are based on the quoted market prices in active markets
As of December 31, 2022, Level 2 securities consist of highly rated commercial paper, U.S. agency securities, and asset-backed securities, for which fair value is determined through the use of models or other valuation methodologies. As of December 31, 2022, the Company had an immaterial amount of unrealized gains on its Level 2 securities.
During the periods presented, the Company did not have any Level 3 securities.
The following tables set forth the financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2022 and 2021 (in thousands):

	December 31, 2022
	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds (1)	$45,739	$45,739	$—	$—
Commercial paper (1)	1,991	—	1,991	—

Total cash equivalents	47,730	45,739	1,991	—
Marketable securities:
U.S. treasuries	65,391	65,391	—	—
Commercial paper	115,061	—	115,061	—
U.S. agency securities(2)	53,455	—	53,455	—
Asset-backed securities(2)	1,914	—	1,914	—

Total marketable securities	235,821	65,391	170,430	—

Total cash equivalents and marketable securities	$283,551	$111,130	$172,421	$—

	December 31, 2021
	Total Fair Value	Level 1	Level 2	Level 3
Money market funds (1)	$376,976	$376,976	$—	$—

(1)
Included within cash and cash equivalents on the balance sheet.(2)Included within investments in marketable securities, current and investments in marketable securities, non-current
on the balance sheet.